091-09240-fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 4 copies

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

RECEIVED
2010 JUL 27 PM 4:26
SEC / TM

[redacted]

10047874

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
BlackRock Advisors LLC

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:

BPP: Preferred Stocks and Investment Grade Corporate Bonds; BPS: Pennsylvania Municipal Bonds; BQH: New York Municipal Bonds; BSD: Municipal Bonds; BSE: New York Municipal Bonds; BTA: Municipal Bonds; BTZ: Common & Preferred Stocks; BYM: Municipal Bonds; BZM: Maryland Municipal Bonds; CII: Common Stocks & Options; COY: High Yield Bonds; CYE: High Yield Bonds; DSU: High Yield Bonds & Bank Loans; DVF: High Yield Bonds & Bank Loans; EGF: Mortgage Backed Securities and Government Bonds

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
BPP, BPS, BQH, BSD, BSE, BTA, BTZ, BYM, BZM, CII, COY, CYE, DSU, DVF, EGF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

BPP: OTC US; BPS: OTC US; BQH: OTC US; BSD: OTC US; BSE: OTC US; BTA: OTC US; BTZ: AMEX, ARCA, NASDAQ, NYSE; BYM: OTC US; BZM: OTC US; CII: AMEX, ARCA, NASDAQ, NYSE; COY: OTC US; CYE: OTC US; DSU: OTC US; DVF: OTC US; EGF: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**26-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010

RECEIVED
2010 JUL 27 PM 4:25
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGX Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010